Contingencies	12 Months Ended
Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Contingencies

Note 17 – Contingencies

On July 16, 2018, Wangjing Technology (Suzhou) Co., Ltd. (“Wangjing Technology”) filed a copyright infringement dispute against Zhejiang Ebang and three other defendants. On January 1, 2016, due to production and operation needs, Zhejiang Ebang entrusted the fourth defendant Suzhou Qiao Network Technology Co., Ltd. (“Suzhou Qiao”) to carry out technical development (involving products: embedded software for gateway). In the process of technical cooperation, the software developed by the fourth defendant Suzhou Qiao was charged for copyright infringement and Zhejiang Ebang is thereby involved in the case. The plaintiff, Wangjing Technology sued the defendants in this case to jointly compensate the plaintiff for the economic losses and reasonable rights maintenance costs totalling RMB3 million (approximately $431,000). On August 6, 2020, Zhejiang Ebang received the judgment of the first trial of the case, and the judgment was as follows: 1) Zhejiang Ebang and Suzhou Qiao should immediately cease the infringement of the plaintiff’s software copyright. 2) Zhejiang Ebang and Suzhou Qiao should jointly compensate the plaintiff by RMB0.5 million (approximately $71,000). 3) Zhejiang Ebang should publish notices on its official website regarding the copyright infringement involved in the case for no less than 15 consecutive days. 4) The Court rejected the plaintiff’s other claims. Zhejiang Ebang has filed an appeal and the judgement of the first trial has not yet become effective due to the appeal. On January 27, 2021, the case has been held online for trail investigation. The result of this case is still pending. Further, at this stage, the management of the Company, together with the trial counsel of this case, do not believe the possibility and magnitude of the outcomes of the aforementioned lawsuit can be reasonably estimated.

On September 3, 2018, one of the customers filed a civil action in the Hangzhou Intermediate People’s Court against the Company in relation to the sales orders placed by the customer in December 2017 for 500 units of mining machines, primarily alleging (1) the late delivery of certain of the products and (2) the failure of the products to meet advertised performance and product quality specifications. The plaintiff claimed damages totaling approximately RMB53.9 million (approximately $7,735,000) and demanded rescission of the original purchase contract. The Court has forced to restrict cash amounted to RMB14,934,103 (approximately $2,143,000) from the Company’s bank accounts for the period from September 18, 2018 to September 17, 2019. On November 5, 2019, the Hangzhou Intermediate People’s Court ruled that Zhejiang Ebang shall pay the plaintiff, within 10 days after the verdict becoming effective, liquidity damages and logistics expenses totaling RMB178,611 (approximately $26,000) and rejected the plaintiff’s other requests. The plaintiff has filed an appeal, and in April 2020, the Hangzhou Higher People’s Court dismissed the appeal and affirmed the original judgement. An aggregate amount of RMB13,319,900 (approximately $1,912,000) was judicially frozen by the court has been released on April 15, 2020. The land use right with original cost of RMB18,117,700 (approximately $2,600,000) judicially frozen by the court from October 11, 2018 has been released on January 9, 2020.

On January 29, 2019, the Company filed a civil action in the Hangzhou Intermediate People’s Court against one of its customers. The defendant had purchased from the Company, and the Company had delivered 90,000 units of mining machines for a total amount of RMB453.6 million (approximately $65,098,000) pursuant to an executed sales contract. The defendant has paid RMB380 million (approximately $54,535,000), and the Company is seeking payment of the remaining balance of RMB73.6 million (approximately $10,563,000) plus interest and legal expenses. On August 15, 2019, the defendant filed a counterclaim against the Company, primarily alleging incompletion of delivery of products, only 65,000 units out of 90,000 units of mining machines were delivered and accepted, and the defendant sought for the refund of the payment of the alleged undelivered products of 25,000 mining machines amounted to RMB52.4 million (approximately $7,520,000) plus interest and legal expenses. On July 17, 2020, the Hangzhou Intermediate People’s Court ruled that it had no jurisdiction over these claims, and the Company has filed an appeal, and such application was accepted on August 31, 2020. On October 15, 2020, the Zhejiang High People’s Court ruled that this case shall be tried in the Hangzhou Intermediate People’s Court. Both claims are now under trial. Further, at this stage, the management of the Company, together with the trail counsel of this case, do not believe the possibility and magnitude of the outcomes of the aforementioned lawsuit can be reasonably estimated.

On March 18, 2019, the Company filed a civil action in the Baoshan Intermediate People’s Court against one of its customers. The defendant had purchased from the Company, and the Company had delivered 10,000 units of mining machines for a total amount of RMB50.4 million (approximately $7,233,000). The defendant has paid RMB20 million (approximately $2,870,000), and the Company is seeking the payment of the outstanding balance of RMB30.4 million (approximately $4,363,000). On September 23, 2019, the defendant filed a counterclaim against the Company, primarily alleging failure to deliver products of 10,000 units of mining machines, and sought for the refund of the payment of the alleged undelivered products amounted to RMB10 million (approximately $1,435,000) plus interest and legal expenses. On December 29, 2020, the court dismissed the counterclaim and rendered a judgement in the Company’s favor where it held that the defendant should pay the outstanding balance of RMB30.4 million (approximately US$4.4 million) within 30 days of the date of such judgement. As of December 31, 2020, the defendant has appealed such judgement and the date of the hearing has not been determined. Further, at this stage, the management of the Company, together with the trail counsel of this case, do not believe the possibility and magnitude of the outcomes of the aforementioned lawsuit can be reasonably estimated.

On June 24, 2019, one of our customers filed a civil action in the Hangzhou Intermediate People’s Court against the Company in relation to the sales of 80,000 units of mining machines amounting to RMB403.2 million (approximately $57,865,000) pursuant to an executed sales contract. The plaintiff claimed that only 24,000 units out of the 80,000 units were received, and the remaining 56,000 units were still pending to be delivered. For the delivered 24,000 units of mining machines, the quality did not meet the plaintiff’s specifications. The plaintiff sought to rescind the sales contract and supplementary contract, return the 24,000 units of mining machines, which cannot meet the agreed performance, and asked for the return of partial payment totaling RMB120.96 million (approximately $17,359,000) under the sales contract and undertake the legal expenses. On June 29, 2020, the Hangzhou Intermediate People’s Court ruled to allow the plaintiff to withdraw the lawsuit and the case was closed. On November 22, 2019, the Company brought a counterclaim against the customer and the ultimate beneficial owner of the mining machines, alleging that the Company have delivered all 80,000 units of mining machines and sought for the remaining payment of RMB282.2 million (approximately $40,499,000) plus interest. The Company subsequently withdrew such claim in order to amend the pleading and add one more defendant. On December 8, 2020, the Hangzhou Intermediate People’s Court approved such withdrawal. On December 24, 2020, the Company filed a new claim in the Hangzhou Intermediate People’s Court based on the same cause of action. As of December 31, 2020, the case is still under review by the court. Further, at this stage, the management of the Company, together with the trail counsel of this case, do not believe the possibility and magnitude of the outcomes of the aforementioned lawsuit can be reasonably estimated.

On November 19, 2019, the Company filed a civil action in the High Court of the Hong Kong Special Administrative Region, Court of First Instance against one of the Company’s suppliers, alleging breach of contract for delivering defective products and seeking damages in the total of $25.1 million plus interest and costs. Further, at this stage, the management of the Company, together with the trail counsel of this case, do not believe the possibility and magnitude of the outcomes of the aforementioned lawsuit can be reasonably estimated.

In April 2021, the Company was made aware that class action lawsuits had been filed by several law firms on behalf of the Company’s investors, alleging, among other things, that the Company made materially false and misleading statements regarding the Company's business. As of the date of this annual report, the Company has not been served with any notice of lawsuits and therefore cannot reasonably assess the likelihood of any unfavorable outcome.

From time to time, the Company is subject to legal proceedings and claims in the ordinary course of business. The Company records a liability when it is both probable that a liability will be incurred and the amount of the loss can be reasonably estimated. The Company reviews the need for any such liability on a regular basis and has not recorded any material liabilities in this regard during 2020, 2019 and 2018.